DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Accounting Policies [Abstract]
Net loss	$ 1,469,139	$ 2,681,652	$ 902,477	$ 1,800,056	$ 4,150,791	$ 2,702,533	$ 6,982,836	$ 5,275,854
Cash used in operating activities					$ 1,562,764	$ 1,249,931	$ 3,374,216	$ 4,456,075